Thornburg Limited Term Municipal Fund California Portfolio

semi-Annual Report
December 31, 2002

All data as of 12/31/02

Fund facts   Thornburg Limited Term Municipal Fund California Portfolio

                                Thornburg           Thornburg
                              Limited Term        Limited Term
                           Municipal Fund CA   Municipal Fund CA
                                A Shares            C Shares
Annualized Distribution Rate     2.92%               2.92%
SEC Yield                        1.63%               1.33%
Taxable Equiv. Yields            2.93%               2.39%
NAV                             $13.16              $13.17
Max. Offering Price             $13.36              $13.17

Total returns   (Annual Average - After Subtracting Maximum Sales Charge)

One Year                         4.82%               5.50%
Three Year                       5.10%               5.22%
Five Year                        4.13%               4.02%
Ten Year                         4.67%                N/A
Since Inception                  5.50%               4.43%
Inception Date                  2/19/87             9/1/94


                              Thornburg
                            Limited Term
                         Municipal Fund CA
                                I Shares
Annualized Distribution Rate     3.26%
SEC Yield                        2.00%
Taxable Equiv. Yields            3.59%
NAV                            $13.17
Max. Offering Price            $13.17

Total returns  (Annual Average)

One Year                        6.74%
Three Years                     6.02%
Five Years                      4.81%
Since Inception                 5.20%
Inception Date                 4/1/97



Taxable equivalent yields assume a 38.6% marginal federal tax rate and a 9.30% state of California marginal tax rate. Portions of the income of the fund may be subject to the alternative minimum tax. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

The distribution rate is calculated by taking the sum of the previous 30 days of distribution factors and dividing this sum by the ending NAV. The value is then annualized to arrive at the 30-day distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the fund's NAV and current distributions.

Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

Dear Fellow Shareholder:

I am pleased to present the semi-annual report for the California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares increased by 20 cents to $13.16 during the six-month period ending December 31, 2002. If you were with us for the entire period, you received dividends of 19.9 cents per share. If you reinvested dividends, you received 20.1 cents per share. Investors who owned C shares received dividends of 18.0 and 18.1 cents per share respectively.

I am pleased to present the Semi-annual Report for the California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the I shares increased by 20 cents to $13.17 during the six-month period ending December 31, 2002. If you were with us for the entire period, you received dividends of 22.2 cents per share. If you reinvested dividends, you received 22.4 cents per share.

2002 was the third consecutive year of excellent performance for high quality short and intermediate municipal bonds. Interest rates on five-year AAA rated municipal bonds fell by 1.17% over the course of the year, pushing up the market price of most of the bonds in the Fund. Longer-term bonds also benefited from falling interest rates, but to a lesser extent. The Fund's trailing returns are very competitive with those of longer-term funds that typically take more interest-rate risk than the Fund does.

We believe that 2003 may prove to be somewhat more challenging. While the U.S. economy is currently sluggish at best, interest rates are at 41-year lows, tax cuts are probably going to accelerate, and the Federal government is increasing spending substantially. All of this should eventually lead to a more vibrant economy and higher interest rates, barring a prolonged war with Iraq or other major outside shock. We have therefore begun shortening durations and building more defensiveness into the fund, after extending slightly in October.

If interest rates do rise, the market price of most bonds will decline. Remember, though, that short and intermediate bonds, like those in the Thornburg Limited Term Municipal Fund, should not decline in price as much as long-term bonds. Furthermore, as the bonds in the Fund move closer to maturity, they will recover much, if not all, of their lost value. Most importantly, if interest rates go up we will be able to replace the maturing bonds in the fund with higher yielding bonds, which will increase the funds' returns over time. Thus, even though short-term market values may be negatively impacted, laddered portfolios can benefit from rising interest rates over longer periods of time.

Your Thornburg Limited Term Municipal Fund, California Portfolio is a laddered portfolio of over 150 municipal obligations from all over California. Approximately 97% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 4.8 years. We always keep it to 5 years or less. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

The State of California is currently going through a very severe fiscal crisis. The roots of the problem started when power purchases during energy price spikes eroded the state's balance sheet in 2001. Now the state is facing revenue shortfalls caused primarily by declining income and capital gains tax revenues. The current estimate of the combined deficit for this and next fiscal year is an astronomical $34.8 billion. The budget problems have affected the state's bonds directly, but will also affect many local bonds indirectly since the state will be forced to cut back on local assistance programs. We have taken unusual steps to upgrade the credit quality of the Thornburg Limited Term California Fund. Currently, 72% of the Fund is rated AAA by Moody's or Standard and Poor's, and 97% is rated A or above. We believe that California will ultimately regain structural budgetary balance thanks to its large and diverse economy coupled with a moderate debt burden, but it will take some time to work through the current crisis. In the meantime, we believe it is prudent to keep credit quality very high.

               % of portfolio                     Cumulative %
               maturing within                 maturing by end of

               1 years = 17%                     year 1 = 17%
          1 to 2 years = 7%                      year 2 = 24%
          2 to 3 years = 9%                      year 3 = 33%
          3 to 4 years = 10%                     year 4 = 43%
          4 to 5 years = 11%                     year 5 = 54%
          5 to 6 years = 8%                      year 6 = 62%
          6 to 7 years = 6%                      year 7 = 68%
          7 to 8 years = 8%                      year 8 = 76%
          8 to 9 years = 12%                     year 9 = 87%
          9 to10 years = 9%                     year 10 = 96%

As of 12/31/02. Portfolio holdings can and do vary over time.

Municipal bond supply is likely to be down somewhat from last years' record $352 billion. A reduced supply of bonds plus the fact that municipal bond yields are relatively high when compared to treasury bonds should provide some additional support for the municipal bond market. However, some of this support is being counterbalanced by the president's proposal to eliminate individual income taxes on some corporate dividends. We do not believe that the president's proposal will be enacted in its present form. If it is, we do not believe that dividend-paying equities will attract large numbers of traditional municipal bond investors because of the fundamental difference between a stock dividend (which can be eliminated or reduced easily) and the interest payment on a bond (which is a contractual obligation). Also, there is no promise that you will get your principal back when you invest in a stock. Nevertheless, we do believe the President's proposal, if passed, will make equities somewhat more attractive relative to all types of bonds.

Yields on money market funds have dropped significantly. As of early February, the average taxable money market was yielding 0.81%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.48% after state and federal taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Thank you for investing in the California Portfolio of Thornburg Limited Term Municipal Fund.


Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

Statements of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
                                                             December 31, 2002
                                                                (Unaudited)

ASSETS
Investments at value (cost $157,406,542) ......................   $ 164,755,643
Cash ..........................................................         101,628
Receivable for investments sold ...............................       1,939,930
Receivable for fund shares sold ...............................         635,460
Interest receivable ...........................................       2,609,939
Prepaid expenses and other assets .............................          31,407
         Total Assets .........................................     170,074,007


LIABILITIES
Payable for fund shares redeemed ..............................         288,112
Accounts payable and accrued expenses .........................         107,791
Payable to investment advisor (Note 3) ........................         113,830
Dividends payable .............................................         130,704
         Total Liabilities ....................................         640,437

NET ASSETS ....................................................   $ 169,433,570

NET ASSETS CONSIST OF:
         Net unrealized appreciation on investments ...........       7,349,100
         Accumulated net realized loss ........................        (882,452)
         Net capital paid in on shares of beneficial interest .     162,966,922

                                                                  $ 169,433,570
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($136,359,484 applicable to 10,359,820 shares of beneficial interest
outstanding - Note 4) .........................................   $       13.16

Maximum sales charge, 1.50% of offering price .................            0.20
Maximum Offering Price Per Share ..............................   $       13.36

Class C Shares:
Net asset value and offering price per share ($17,991,622
applicable to 1,365,680 shares of beneficial interest
outstanding - Note 4) .........................................   $       13.17

Class I Shares:
Net asset value, offering and redemption price per share
($15,082,464 applicable to 1,145,127 shares of beneficial
interest outstanding - Note 4) ................................   $       13.17

See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
                                          Six Months Ended December 31, 2002
                                                                 (Unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized
of $931,520)                                           $        3,188,749

EXPENSES:
Investment advisory fees (Note 3) .........................       398,199
Administration fees (Note 3)
         Class A Shares ...................................        80,464
         Class C Shares ...................................        10,867
         Class I Shares ...................................         3,287
Distribution and service fees (Note 3) ....................
         Class A Shares                                           160,929
         Class C Shares ...................................        86,934
Transfer agent fees (Note 3) ..............................
         Class A Shares                                            24,852
         Class C Shares ...................................         9,322
         Class I Shares ...................................         7,997
Custodian fees ............................................        53,534
Registration and filing fees ..............................           675
Professional fees .........................................         8,990
Accounting fees ...........................................         5,709
Director fees .............................................         3,404
Other expenses ............................................        16,069

                  Total Expenses ..........................       871,232
Less:
         Expenses reimbursed by investment advisor (Note 3)       (31,836)
         Distribution and service fees waived (Note 3) ....       (43,467)
         Fees paid indirectly .............................        (1,384)

                  Net Expenses ............................       794,545

                  Net Investment Income ...................     2,394,204


REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (Note 5) ...................................
                  Net realized gain on investments sold             6,185
                  Increase in unrealized appreciation of
                  investments                                   2,314,680

                  Net Realized and Unrealized
                  Gain on Investments .....................     2,320,865

                  Net Increase in Net Assets Resulting
                  From Operations .........................   $ 4,715,069

See notes to financial statements .........................

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                                                 Six Months Ended         Year Ended
                                                                                December 31, 2002       June 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...........................................................   $   2,394,204    $   4,272,747
Net realized gain on investments sold ...........................................           6,185           96,064
Increase in unrealized appreciation of investments ..............................       2,314,680        1,489,825
                     Net Increase in Net Assets Resulting from Operations
                                                                                        4,715,069        5,858,636

DIVIDENDS TO SHAREHOLDERS:
From net investment income ......................................................
         Class A Shares                                                                (1,936,266)      (3,641,689)
         Class C Shares .........................................................        (239,855)        (333,629)
         Class I Shares .........................................................        (221,040)        (294,472)
                    FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares .........................................................      19,236,274       24,187,536
         Class C Shares .........................................................       1,658,990        9,557,877
         Class I Shares .........................................................       4,770,356        4,506,387
                    Net Increase in Net Assets ...................                     27,983,528       39,840,646

NET ASSETS:
         Beginning of period ....................................................     141,450,042      101,609,396

         End of period ..........................................................   $ 169,433,570    $ 141,450,042

See notes to financial statements ...............................................

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

December 31, 2002

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital. In addition, the California Portfolio will invest primarily in Municipal Obligations originating in California with the object of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the period ended December 31, 2002 represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the period ended December 31, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the period ended December 31, 2002, the Adviser voluntarily waived investment advisory fees of $18,362 and reimbursed certain class specific expenses of $48,344 for Class C, and $8,597 for Class I, respectively.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the period ended December 31, 2002 the Distributor has advised the Portfolio that it earned commissions aggregating $878 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $2,172 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the period ended December 31, 2002 are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the period ended December 31, 2002, the fees paid indirectly were $1,384.

Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  4 - Shares of Beneficial Interest
At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                       Six months Ended                 Year Ended
                                                      December 31, 2002               June 30, 2002

                                                     Shares        Amount            Shares       Amount
Class A Shares
Shares sold .................................      2,745,254    $ 35,943,142       2,888,793    $ 37,226,901
Shares issued to shareholders in reinvestment
  of distributions ..........................        100,298       1,314,356         195,828       2,523,069
Shares repurchased ..........................     (1,376,890)    (18,021,224)     (1,208,763)    (15,562,434)

Net Increase ................................      1,468,662    $ 19,236,274       1,875,858    $ 24,187,536

Class C Shares
Shares sold .................................        211,812    $  2,774,640         780,669    $ 10,078,776
Shares issued to shareholders in reinvestment
  of distributions ..........................         11,708         153,523          16,362         210,986
Shares repurchased ..........................        (97,241)     (1,269,173)        (57,081)       (731,885)

Net Increase ................................        126,279    $  1,658,990         739,950    $  9,557,877

Class I Shares
Shares sold .................................        497,217    $  6,522,170         506,711    $  6,532,257
Shares issued to shareholders in reinvestment
  of distributions ..........................         13,333         174,808          19,974         257,579
Shares repurchased ..........................       (146,676)     (1,926,622)       (176,918)     (2,283,449)

Net Increase ................................        363,874    $  4,770,356         349,767    $  4,506,387

Note 5 - Securities Transactions
For the period ended December 31, 2002, the Portfolio had purchase and sale transactions (excluding short-term securities) of $43,680,339 and $23,626,170, respectively.


Note 6 - Income Taxes
At December 31, 2002, information on the tax components of capital is as follows:
         Cost of investments for tax purposes        $        157,406,542
         Gross tax unrealized appreciation                      7,390,619
         Gross tax unrealized depreciation                        (41,519)
         Net tax unrealized appreciation on
         investment                                  $          7,349,100


At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

         2003     $        94,424
         2004              373,652
         2008              205,990
         2009              214,571
                  $        888,637


Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio


                                              Six Months Ended                                  Year Ended
                                               December 31, 2002                                 June 30,

                                                     2002            2002         2001         2000         1999           1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ........   $     12.97  $      12.79  $      12.60  $     12.75     $    12.90   $      12.75

Income from investment operations:
         Net investment income ..............          0.22          0.51          0.59         0.58           0.58           0.59
         Net realized and unrealized
         gain (loss) on investments .........          0.20          0.18          0.19        (0.15)         (0.15)          0.15

Total from investment operations ............          0.42          0.69          0.78         0.43           0.43           0.74

Less dividends from:
         Net investment income ..............         (0.22)        (0.51)        (0.59)       (0.58)         (0.58)         (0.59)

Change in net asset value ...................          0.20          0.18          0.19        (0.15)         (0.15)          0.15

Net asset value, end of period ..............   $     13.16  $      12.96  $      12.79  $     12.59     $    12.75    $     12.90

Total return (a) ............................          3.10%         5.03%         6.00%        3.10%          2.97%          5.57%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ..................      3.01% (b)     3.58%         4.26%        4.28%          4.11%          4.25%
         Expenses, after expense reductions .....      1.00% (b)*    1.00% *       0.99%        0.99%          0.99%          1.00%
         Expenses, before expense reductions ....      1.04% (b)     1.01%         1.05%        1.01%          1.02%          1.04%

Portfolio turnover rate .........................     16.00%        25.16%        15.45%       21.34%         21.71%         21.21%

Net assets at end of period (000) ............$      136,359  $    115,237 $      89,967 $     90,035    $   113,835   $   122,231

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year
(b) Annualized
 * Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets after expense reductions and net of custody credits would have been .99%


                                               Six Months Ended                                 Year Ended
                                               December 31, 2002                                 June 30,

                                                      2002          2002          2001          2000          1999         1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ......  $       12.97  $       12.80  $      12.61  $      12.76     $   12.91  $      12.76

Income from investment operations:
         Net investment income ............           0.18           0.41          0.49          0.49
                                                                                                               0.48          0.50
         Net realized and unrealized
         gain (loss) in investments .......           0.20           0.17          0.19         (0.15)
                                                                                                              (0.15)         0.15

Total from investment operations ..........           0.38           0.58          0.68          0.34
                                                                                                               0.33          0.65

Less dividends from:
         Net investment income ............          (0.18)         (0.41)        (0.49)        (0.49)
                                                                                                              (0.48)        (0.50)

Change in net asset value .................           0.20           0.17          0.19         (0.15)        (0.15)         0.15

Net asset value, end of period ............  $       13.17  $       12.97  $      12.80  $      12.61     $   12.76  $      12.91

Total return (a) ............................        2.94%          4.60%         5.49%         2.73%         2.56%         5.14%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ...............       2.72%(b)       3.15%         3.86%         3.88%         3.70%         3.85%
         Expenses, after expense reductions ..       1.29%(b)       1.38% (c)     1.40%         1.40%         1.40%         1.40%
         Expenses, before expense reductions .       1.34%(b)       1.86%         2.01%         1.94%         1.92%         1.97%

Portfolio turnover rate ......................      16.00%         25.16%        15.45%        21.34%        21.71%        21.21%

Net assets at end of period (000) ..........$       17,992   $     16,081   $    6,392   $     7,411    $    7,892     $   7,843

(a)  Not annualized for periods less than one year ...
(b)  Annualized
(c)  Ratio reflects expenses grossed up for custody credit arrangement.
     The ratio of expenses to average net assets after expense reductions and net of custody credits would have been 1.37%


                                                Six Months Ended                               Year Ended
                                                December 31, 2002                               June 30,

                                                     2002          2002         2001          2000           1999          1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .....  $       12.97  $       12.79  $      12.60  $      12.75    $     12.90  $      12.75

Income from investment operations:
         Net investment income ...........           0.22           0.51          0.59          0.58           0.58          0.59
         Net realized and unrealized
         gain (loss) on investments ......           0.20           0.18          0.19         (0.15)         (0.15)         0.15

Total from investment operations .........           0.42           0.69          0.78          0.43           0.43          0.74

Less dividends from:
         Net investment income ...........          (0.22)         (0.51)        (0.59)        (0.58)         (0.58)        (0.59)

Change in net asset value ................           0.20           0.18          0.19         (0.15)         (0.15)         0.15

Net asset value, end of period ...........  $       13.17  $       12.97  $      12.79  $      12.60    $     12.75  $      12.90

Total return (a) .........................           3.83%          5.48%         6.28%         3.50%          3.33%         5.93%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ................      3.36%(b)       3.92%         4.60%         4.60%          4.45%         4.60%
         Expenses, after expense reductions ...      0.65%(b)       0.66%(c)      0.65%         0.65%          0.65%         0.65%
         Expenses, before expense reductions ..      0.78%(b)       0.84%         0.98%         0.79%          0.78%         0.92%

Portfolio turnover rate .......................     16.00%         25.16%        15.45%        21.34%         21.71%        21.21%

Net assets at end of period (000) ............$     15,082  $     10,133  $       5,520  $      5,793   $     12,724   $    8,284

(a)      Not annualized for periods less than one year
(b)      Annualized
(c) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets after expense reductions and net of custody credits would have been .65%


Schedule of  Investments  Thornburg  Limited Term  Municipal  Fund,  Inc. - California Portfolio
CUSIPS: CLASS A - 532-723-202, CLASS C - 532-723-707, CLASS I - 532-723-889
NASDAQ SYMBOLS:  CLASS A - LTCAX,  CLASS C - LTCCX (PROPOSED), CLASS I - LTCIX

435,000          Abag Finance Authority For Nonprofit Corps Revenue, 4.75% due 10/1/2011          A3/NR           $473,193
                 (California School of Mechanical Arts Project)
455,000          Abag Finance Authority For Nonprofit Corps Revenue, 4.75% due 10/1/2012          A3/NR           492,892
                 (California School of Mechanical Arts Project)
425,000          Alameda Certificates Participation, 4.60% due 5/1/2011                           NR/A            458,201
295,000          Alum Rock Union Elementary School District General Obligation Refunding Bonds,   Aaa/AAA         360,464
                 8.00% due 9/1/2006 (Insured: FGIC)
380,000          Alum Rock Union Elementary School District General Obligation Refunding Bonds,   Aaa/AAA         477,918
                 8.00% due 9/1/2007 (Insured: FGIC)
550,000          Anaheim City School District, 3.25% due 8/1/2004 (Insured: FGIC)                 Aaa/AAA         567,919
750,000          Bay Area Government Associates California Lease Series 2002, 5.00% due           Aaa/AAA         792,127
                 7/1/2004 (Insured: AMBAC)
785,000          Bay Area Government Associates California Lease Series 2002, 5.00% due           Aaa/AAA         855,203
                 7/1/2005 (Insured: AMBAC)
765,000          Bay Area Government Associates California Lease Series 2002, 4.00% due           Aaa/AAA         825,351
                 7/1/2006 (Insured: AMBAC)
500,000          Bay Area Government Association Bay Area Rapid Transit, 5.00% due 6/15/2008      Aaa/AAA         501,585
                 (Insured: AMBAC)
1,000,000        California Department Water Resources Revenue, 5.25% due 12/1/2005 (Central      Aa2/AA          1,032,210
                 Valley Project)
160,000          California Educational Facilities Authority Revenue, 6.10% due 6/1/2008 (Keck    Baa2/NR         177,510
                 Graduate Institute Project)
170,000          California Educational Facilities Authority Revenue, 6.10% due 6/1/2009 (Keck    Baa2/NR         189,188
                 Graduate Institute Project)
500,000          California Educational Facilities Authority Revenue Series 1993, 5.15% due       A1/NR           512,660
                 9/1/2003 (Santa Clara University Project)
750,000          California Health Facilities Authority Revenue, 5.45% due 10/1/2013 (Kaiser      A3/A            754,313
                 Permanente Project)
500,000          California Health Facilities Financing Authority Revenue Kaiser Permanent        Aaa/AAA         557,685
                 Series A, 5.25% due 6/1/2012 (Insured: FSA)
700,000          California Health Facilities Financing Revenue, 6.40% due 10/1/2005 (Sisters     Aa3/AA-         716,324
                 of Providence Project)
670,000          California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                        Aa2/AA-         678,857
1,140,000        California Housing Finance Agency Revenue Series H, 7.00% due 8/1/2024           Aa2/AA-         1,143,796
1,220,000        California Infrastructure & Economic, 5.35% due 12/1/2009 (American Center For   NR/A            1,349,503
                 Wine Food Arts Project; Insured: ACA)
500,000          California Mobile Home Park Financing Series A, 4.75% due 11/15/2010 (Insured:   NR/A            526,330
                 ACA)
570,000          California Mobile Home Park Financing Series A, 5.00% due 11/15/2013 (Insured:   NR/A            598,568
                 ACA)
300,000          California Pollution Control Financing Authority Series A, 5.90% due 6/1/2014    A2/A+           316,308
                 (San Diego Gas & Electric Project)
2,650,000        California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011 (ETM)*    Aaa/NR          3,062,711
1,000,000        California Pollution Control Solid Waste Authority Series B, 4.45% due           NR/BBB          1,020,030
                 7/1/2027 put 7/1/2005 (Waste Management Inc. Project)
5,000            California Public Works High Technology, 7.375% due 4/1/2006 (VSCO Project)      Aa2/AA-         5,461
250,000          California Rural HMFA Single Family Mortgage Revenue, 5.25% due 6/1/2010         NR/AAA          269,582
                 (Collateralized: GNMA/FNMA)
125,000          California Rural HMFA Single Family Mortgage Revenue, 5.65% due 6/1/2010         NR/AAA          135,644
                 (Collateralized: GNMA/FNMA)
1,500,000        California State, 11.00% due 8/1/2003 (Insured: FGIC)                            Aaa/AAA         1,583,490
500,000          California State, 6.40% due 2/1/2006 (Insured: MBIA)                             Aaa/AAA         569,740
2,000,000        California State, 7.50% due 10/1/2007 (Insured: MBIA)                            Aaa/AAA         2,468,380
560,000          California State, 6.60% due 2/1/2010 (Insured: MBIA)                             Aaa/AAA         679,168
1,250,000        California State, 6.50% due 9/1/2010 (Insured: AMBAC)                            Aaa/AAA         1,523,000
1,500,000        California State, 5.50% due 3/1/2012 pre-refunded 3/1/2004                       Aaa/AAA         1,596,585
2,000,000        California State Department Water Resources Power Supply Series A, 5.50% due     A3/BBB+         2,223,500
                 5/1/2008
500,000          California State General Obligation, 9.50% due 5/1/2003                          A1/A            512,625
1,000,000        California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)                   Aaa/AAA         1,172,100
3,000,000        California State Refunding, 5.25% due 2/1/2011 (Insured: FSA)                    Aaa/AAA         3,379,590
1,000,000        California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)              Aaa/AAA         1,390,950
320,000          California Statewide Community Development, 4.875% due 12/1/2010 (Sisters        Aaa/AAA         336,378
                 Charity Project; Insured: MBIA)
1,000,000        California Statewide Community Development Authority, 5.00% due 7/1/2005         Aaa/AAA         1,089,430
                 (Insured: FSA)
4,340,000        California Statewide Community Development Authority Certificate of              NR/NR           4,474,800
                 Participation, 5.90% due 4/1/2009 pre-refunded 4/1/2003
1,000,000        California Statewide Community Development Authority Insured Health Facility     NR/NR           1,074,910
                 Revenue Series 1996-A, 6.00% due 9/1/2004 (San Gabriel Medical Center Project)
                 (ETM)*
595,000          California Statewide Community Development Authority Revenue, 5.125% due         Aaa/AAA         662,550
                 6/1/2008 (Louisiana Orthopedic Hospital Foundation Project; Insured: AMBAC)
1,000,000        California Statewide Community Development Authority Series 1996-A, 6.00% due    NR/NR           1,114,280
                 9/1/2005 (San Gabriel Medical Center Project; Insured: California Health)
                 (ETM)*
1,000,000        California Statewide Community Development Authority Solid Waste Revenue,        NR/BBB          1,013,850
                 4.95% due 4/1/2011 put 4/1/2004 (Waste Management Inc. Project)
2,000,000        California Statewide Community Development Series E, 4.70% due 11/1/2036 put     A3/A            2,113,020
                 6/1/2009 (Kaiser Permanente Project)
975,000          Capistrano Unified School District Number 92-1 Community Facilities District     NR/NR           1,185,132
                 Special Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007
780,000          Central Union High School District California Imperial County Refunding, 5.00%   Aaa/AAA         876,096
                 due 8/1/2011 (Insured: FGIC)
830,000          Central Union High School District California Imperial County Refunding, 5.00%   Aaa/AAA         932,903
                 due 8/1/2012 (Insured: FGIC)
205,000          Central Valley School Districts Financing Authority, 0% due 2/1/2007 (Insured:   Aaa/AAA         185,566
                 MBIA)
1,000,000        Duarte Certificates of Participation, 6.25% due 4/1/2023 pre-refunded 4/1/2003   Baa2/AAA        1,032,660
                 (Hope National Medical Center Project)
550,000          East Side Union High School District Santa Clara County Series B, 6.625% due     Aaa/AAA         596,403
                 8/1/2004 (Insured: MBIA)
500,000          East Side Union High School District Santa Clara County Series B, 6.625% due     Aaa/AAA         566,350
                 8/1/2005 (Insured: MBIA)
700,000          East Side Union High School District Santa Clara County Series B, 6.625% due     Aaa/AAA         819,133
                 8/1/2006 (Insured: MBIA)
840,000          East Side Union High School District Santa Clara County Series B, 6.625% due     Aaa/AAA         1,003,338
                 8/1/2007 (Insured: MBIA)
2,730,000        El Monte Certificates of Participation Senior Department Public Services         Aaa/AAA         3,072,451
                 Facility Phase II, 5.00% due 1/1/2009 (Insured: AMBAC)
500,000          Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0% due       Aaa/AAA         284,270
                 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)
3,015,000        Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due   NR/AAA          3,242,904
                 1/1/2027 put 7/1/2007 (Terrace Gardens Project; Collateralized: FNMA)
2,000,000        Folsom Cordova Unified School District School Facilities Improvement             Aaa/AAA         2,114,640
                 District-2 Series A, 4.50% due 10/1/2004 (Insured: MBIA)
240,000          Foothill De Anza Community College District Certificates of Participation,       NR/A-           245,959
                 7.35% due 3/1/2007 pre-refunded 9/1/2003
400,000          Fresno County Housing Authority Multi Family Revenue Refunding Series A, 4.90%   NR/AAA          427,980
                 due 11/1/2027 mandatory put 11/1/2007 (Housing Creek Park Apartments Project;
                 Collateralized: FNMA)
575,000          Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008             NR/BBB+         641,424
3,750,000        Irvine Ranch Water District, 1.70% due 1/1/2021                                  VMIG1/A-2       3,750,000
6,200,000        Irvine Ranch Water District Variable Consolidated Bonds, 1.55% due 10/1/2005     NR/A1+          6,200,000
                 put 01/02/2003 (daily demand notes)
1,000,000        Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded        Baa3/NR         1,148,060
                 8/1/2005
165,000          Kern High School District, 7.00% due 8/1/2010 (ETM)*                             A/NR            209,105
500,000          Kern High School District Refunding Series A, 6.30% due 8/1/2011 (Insured:       Aaa/AAA         606,045
                 MBIA)
680,000          Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*                    Aaa/AAA         852,815
250,000          Los Angeles Certificates of Participation, 0% due 9/1/2003                       A2/A            247,473
1,400,000        Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured: MBIA)    Aaa/AAA         1,565,284
835,000          Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009 (Cinerama Dome    NR/A            904,230
                 Public Parking Project; Insured: ACA)
435,000          Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010 (Cinerama Dome    NR/A            488,096
                 Public Parking Project; Insured: ACA)
5,000            Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020 pre-refunded     Aaa/AAA         6,075
                 12/1/2005
275,000          Los Angeles Convention & Exhibition Center Authority Certificates Refunding,     Aaa/AAA         263,321
                 0% due 8/15/2005 (Insured: AMBAC)
2,000,000        Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)            Aaa/AAA         2,247,120
700,000          Los Angeles County Certificates of Participation, 0% due 4/1/2003                Baa1/A          696,514
1,700,000        Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue,      Aaa/AAA         2,191,011
                 9.00% due 7/1/2007 (Insured: MBIA)
700,000          Los Angeles Department Airport Revenue Refunding Series A, 5.50% due 5/15/2010   Aaa/AAA         764,344
                 (Insured: FGIC)
40,000           Los Angeles Department Water & Power Electric Plant Revenue Crossover            Aaa/AA-         42,861
                 Refunding, 9.00% due 9/1/2004 pre-refunded 9/1/2003
415,000          Los Angeles Department Water & Power Electric Plant Revenue Crossover            Aa3/AA-         444,054
                 Refunding, 9.00% due 9/1/2004
45,000           Los Angeles Department Water & Power Electric Plant Revenue Crossover            Aa3/AA-         48,136
                 Refunding, 9.00% due 9/1/2004 (ETM)*
3,000,000        Los Angeles Department Water & Power Revenue Series A, 5.25% due 7/1/2011        Aaa/AAA         3,419,790
                 (Insured: MBIA)
1,940,000        Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007             NR/AAA          2,098,168
                 (Collateralized: FNMA)
585,000          Los Angeles Special Assessment, 3.75% due 3/1/2004 (Insured: AMBAC)              Aaa/AAA         602,708
2,500,000        Los Angeles Unified School District Series E, 5.50% due 7/1/2012 (Insured:       Aaa/AAA         2,908,850
                 MBIA)
355,000          Marysville Hospital Revenue, 5.55% due 1/1/2013 (Fremont - Rideout Health        Aaa/AAA         375,689
                 Group Project; Insured: AMBAC)
485,000          Mayer's Memorial Hospital District Health Facilities Revenue Insured Series A,   NR/A            505,608
                 5.375% due 6/1/2009 (Insured: Cal. Mortgage Insurance)
700,000          Metropolitan Water District Southern California Waterworks Revenue, 1.55% due    VMIG1/A1+       700,000
                 7/1/2035 put 01/2/2003 (daily demand notes)
3,000,000        Modesto High School District Stanislaus County Series A, 0% due 8/1/2012         Aaa/AAA         2,045,190
                 (Insured: FGIC)
1,205,000        Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa           NR/A            1,309,220
                 Delaware Arroyo Project; Insured: ACA)
1,400,000        New Haven Unified School District Refunding, 12.00% due 8/1/2006 (Insured:       Aaa/AAA         1,885,324
                 FSA)
1,000,000        New Haven Unified School District Refunding, 12.00% due 8/1/2008 (Insured:       Aaa/AAA         1,475,160
                 FSA)
360,000          Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007        Baa2/A-         416,448
                 (Geothermal Project 3-A) (ETM)*
340,000          Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007        Baa2/A-         384,234
75,000           Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)                Aaa/AAA         75,392
1,000,000        Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)           Aaa/AAA         1,140,770
1,550,000        Orange County Local Transportation Authority Sales Tax Revenue, 5.70% due        Aa2/AA+         1,558,695
                 2/15/2003
510,000          Orange County Local Transportation Authority Sales Tax Revenue, 6.00% due        Aa2/AA+         577,147
                 2/15/2006
600,000          Orange County Recovery Certificates Participation Series A, 6.00% due 7/1/2006   Aaa/AAA         687,528
                 (Insured: MBIA)
2,000,000        Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)             Aaa/AAA         2,147,840
2,000,000        Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)             Aaa/AAA         2,243,040
1,085,000        Orange County Unrefunded Balance Refunding Recovery A, 5.20% due 6/1/2003        Aaa/AAA         1,103,217
                 (Insured: MBIA)
1,000,000        Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded          Aa3/NR          622,850
                 8/1/2007
200,000          Pleasant Hill Multi Family Housing Refunding, 5.30% due 10/1/2020 put            NR/AAA          213,476
                 10/01/2005 (Ellinwood Apartments Project; Collateralized: FNMA)
1,000,000        Pleasanton Unified School District Series B, 0% due 8/1/2016 (Insured: MBIA)     Aaa/AAA         484,050
580,000          Pomona Unified School District General Obligation, 5.35% due 2/1/2005            Aaa/AAA         628,610
                 (Insured: MBIA)
340,000          Pomona Unified School District General Obligation, 5.40% due 8/1/2005            Aaa/AAA         374,948
                 (Insured: MBIA)
320,000          Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010            Aaa/AAA         381,162
                 (Insured: MBIA)
295,000          Porterville Certificates Participation, 6.10% due 10/1/2005 (Water Systems       Aaa/AAA         332,158
                 Refunding Project; Insured: AMBAC)
1,000,000        Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due           Aaa/AAA         1,153,020
                 7/1/2009 (Insured: FSA)
600,000          Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011 (Insured:      Aaa/AAA         714,810
                 FSA)
500,000          Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due            NR/A            541,055
                 5/15/2005
560,000          Sacramento County Sanitation District Financing Authority Revenue Series A,      Aa3/AA          663,443
                 5.75% due 12/1/2009
2,000,000        Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022           Aaa/AAA         682,980
                 (Insured: FSA)
190,000          San Bernardino County California Special Taxes Community Facilities District     NR/NR           195,483
                 Number 2002-1, 5.10% due 9/1/2011
205,000          San Bernardino County California Special Taxes Community Facilities District     NR/NR           211,429
                 Number 2002-1, 5.20% due 9/1/2012
300,000          San Bernardino County California Special Taxes Community Facilities District     NR/NR           309,957
                 Number 2002-1, 5.30% due 9/1/2013
3,000,000        San Bernardino County Multi Family Housing Revenue Refunding Series A, 4.75%     Aaa/NR          3,170,700
                 due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)
175,000          San Bernardino County Transportation Authority Sales Tax Revenue Series A,       Aaa/AAA         189,236
                 6.00% due 3/1/2010 (Insured: FGIC) (ETM)*
1,250,000        San Bernardino Multi Family Housing Refunding, 4.45% due 5/1/2031 mandatory      NR/AAA          1,299,088
                 put 5/1/2011 (Alberta Park Vista Apts A Project; Collateralized: FNMA)
1,250,000        San Diego County Certificates Participation Developmental Services Foundation,   Baa3/BBB-       1,251,838
                 3.375% due 9/1/2007
430,000          San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due         Aaa/AAA         483,651
                 4/1/2005 (Insured: MBIA)
455,000          San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due         Aaa/AAA         531,076
                 4/1/2006 (Insured: MBIA)
425,000          San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due         Aaa/AAA         508,848
                 4/1/2007 (Insured: MBIA)
500,000          San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0% due         Aaa/AAA         489,570
                 7/1/2004 (Insured: AMBAC)
1,000,000        San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006            NR/A            1,102,590
                 (Insured: ACA)
1,100,000        San Francisco International Airport Revenue Series Issue 13B, 8.00% due          Aaa/AAA         1,296,086
                 5/1/2007 (Insured: MBIA)
895,000          San Joaquin County Certificates of Participation, 5.90% due 9/1/2003 (General    A2/A-           923,193
                 Hospital Project) (ETM)*
2,200,000        San Jose Evergreen Community College District Series C, 0% due 9/1/2011          Aaa/AAA         1,532,696
                 (Insured: AMBAC)
2,000,000        San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039          Aaa/AAA         2,180,200
                 mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)
500,000          San Jose Redevelopment Agency Tax Allocation, 5.75% due 8/1/2011 (Merged Area    A2/A            522,140
                 Redevelopment Project Series B)
2,000,000        Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due 11/1/2021 put   NR/AAA          2,046,940
                 11/1/2006 (Collateralized: FNMA)
2,000,000        Santa Clara County Housing Authority Series B, 3.80% due 8/1/2004 (River Town    A1/NR           2,018,920
                 Apartments Project; LOC: Union Bank Cal.)
610,000          Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005                     A2/NR           646,771
575,000          Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A, 5.20% due     NR/A            613,088
                 12/15/2013 (Insured: ACA)
1,435,000        South Orange County Public Finance Authority Special Tax Revenue, 7.00% due      Aaa/AAA         1,644,295
                 9/1/2005 (Insured: MBIA)
350,000          Southern California Public Power Authority Power Project Revenue, 5.15% due      Aaa/AAA         383,866
                 7/1/2015 (AMBAC)
250,000          Southern California Public Power Authority Power Project Revenue, 5.15% due      Aaa/AAA         274,190
                 7/1/2015 (AMBAC)
3,250,000        Southern California Public Power Authority Power Project Revenue Refunding       Aaa/AAA         3,375,352
                 Series A, 5.50% due 7/1/2012 (Insured: AMBAC) (ETM)*
1,920,000        Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put   NR/AAA          2,119,853
                 8/1/2009 (Continental Gardens Project; Collateralized: FNMA)
500,000          Turlock Irrigation District Revenue Refunding Series A, 5.75% due 1/1/2018       Aaa/AAA         501,730
                 (Insured: MBIA)
3,000,000        Ukiah Unified School District Certificates Participation Refunding, 6.00% due    A3/BBB+         3,082,680
                 9/1/2010 (Measure A Capital Project)
1,600,000        University of California Regents Certificates of Participation Series 1996,      Aaa/AAA         1,628,976
                 5.45% due 6/1/2003 (Various Capital Projects Insured: MBIA)
625,000          Upland Unified School District Convertible Capital Appreciation, 0% due          Aaa/AAA         648,488
                 8/1/2007 (Insured: FSA)
500,000          Ventura County Community College Series A, 5.00% due 8/1/2012                    Aaa/AAA         561,990
160,000          Ventura Unified School District Series F, 6.75% due 8/1/2004 (Insured: FSA)      Aaa/AAA         173,813
115,000          Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured: FSA)      Aaa/AAA         130,624
455,000          Victorville Redevelopment Agency Tax Allocation Bear Valley Road Special         Aaa/AAA         485,471
                 Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)
800,000          Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*                 Aaa/AAA         1,003,312
1,000,000        Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*                 Aaa/AAA         1,385,480
245,000          Walnut Valley Unified School District Series A, 6.70% due 8/1/2005 (Insured:     Aaa/AAA         277,977
                 MBIA)
250,000          Walnut Valley Unified School District Series A, 6.80% due 2/1/2007 (Insured:     Aaa/AAA         296,133
                 MBIA)
250,000          Walnut Valley Unified School District Series A, 6.90% due 2/1/2008 (Insured:     Aaa/AAA         302,490
                 MBIA)
100,000          Walnut Valley Unified School District Series A, 7.00% due 8/1/2008 (Insured:     Aaa/AAA         123,148
                 MBIA)
450,000          Washington Township Health Care District Revenue, 5.00% due 7/1/2009             A2/NR           494,010
570,000          West Contra Costa Unified School District Series A, 6.50% due 8/1/2005           Aaa/AAA         643,678
                 (Insured: MBIA)
595,000          West Contra Costa Unified School District Series A, 7.00% due 8/1/2006           Aaa/AAA         703,754
                 (Insured: MBIA)
655,000          West Contra Costa Unified School District Series A, 7.00% due 8/1/2008           Aaa/AAA         806,620
                 (Insured: MBIA)

                 TOTAL INVESTMENTS (Cost $157,406,542)                                                            $ 164,755,642

+Credit ratings are unaudited.
*Escrowed to maturity See notes to financial statements.



Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

December 31, 2002

Index Comparison
Compares performance of Limited Term California Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending December 31, 2002. On December 31, 2002, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

ML Muni 7-12 yrs
 Fund A Shares
 CPI

Class A Shares
Average Annual Total Returns (periods ending 12/31/02)(at max. offering price)
One year:                           4.82%
Five years:                         4.13%
Ten years:                          4.67%
Since inception: (7/23/91):         5.50%

ML Muni 7-12 yrs
 Fund C Shares
 CPI

Class C Shares
Average Annual Total Returns (periods ending 12/31/02)
One year:                          6.00%
Five years:                        4.02%
Since inception: (9/1/94):         4.43%

Trustees and Officers

Thornburg Limited Term Municipal Fund - California Portfolio

Name, Address       Position(s)       Term of           Principal                        Number of         Other
and Age (1)         Held with         Office            Occupation(s)                    Portfolios        Directorships
                    Fund (2)          and               During Past                      in Fund           Held by
                                      Length of         5 Years                          Complex           Trustee or
                                      Time                                               Overseen          Nominee for
                                      Served                                             by Trustee(2)     Trustee

Interested Trustees

Garrett             Chairman          Trustee           CEO, Chairman and controlling    Eleven            None
Thornburg,          of Trustees (3)   Since             shareholder of Thornburg
57                                    1987 (4)          Investment Management, Inc.
                                                        (investment adviser) and
                                                        Thornburg Securities
                                                        Corporation (securities dealer);
                                                        Chairman of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        (registered investment company);
                                                        CEO and Chairman of Thornburg
                                                        Mortgage, Inc. (real estate
                                                        investment trust); Chairman
                                                        of Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Brian J. McMahon,   Trustee,          Trustee           President and Managing Director    Nine            None
47                  President,        Since             of Thornburg Investment
                    Assistant         2001;             Management, Inc.; President
                    Secretary (5)     President         of Thornburg Limited Term
                                      Since 1997        Municipal Fund, Inc.
                                      (4)(6)

Independent Trustees

David A. Ater,      Trustee           Trustee           Principal in Ater & Ater           Nine            Director of
54                                    since             Associates, Santa Fe, New                          Thornburg
                                      1994 (4)          Mexico (developer, planner                         Mortgage, Inc.
                                                        and broker of residential and                      (real estate
                                                        commercial real estate); owner,                    investment trust)
                                                        developer and broker for
                                                        various real estate projects.

David D. Chase,     Trustee           Trustee           Chairman, President and CEO        Eleven          Director of
60                                    since             of general partner of Vestor                       Thornburg
                                      2001 (4)          Partners, LP, Santa Fe, NM                         Limited Term
                                                        (private equity fund); Chairman                    Municipal Fund,
                                                        and CEO of Vestor Holdings,                        Inc. (registered
                                                        Inc., Santa Fe, NM (merchant                       investment
                                                        bank).                                             company)

Forrest S. Smith,   Trustee           Trustee           Attorney in private practice        Nine           None
69                                    since             and shareholder, Catron, Catron
                                      1987 (4)          & Sawtell (law firm), Santa Fe, NM.


James W. Weyhrauch, Trustee          Trustee           Executive Vice President and        Nine           None
41                                   since             Director, Nambe Mills, Inc.
                                     1996 (4)          (manufacturer) Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)

Dawn B. Fischer,    Secretary;        Secretary         Vice President, Secretary and       N/A            N/A
56                  Assistant         and               Managing Director, Thornburg
                    Treasurer         Assistant         Investment Management, Inc.;
                                      Treasurer         Secretary, Thornburg Limited Term
                                      Since 1987        Municipal Fund, Inc.; Secretary,
                                      (6)               Thornburg Securities Corporation;
                                                        Vice President, Daily Tax Free
                                                        Income Fund, Inc. (registered
                                                        investment company).

Steven J. Bohlin,   Vice President;   Vice              Vice President and Managing          N/A           N/A
45                  Treasurer         President         Director of Thornburg Investment
                                      Since 1987;       Management, Inc.; Vice President
                                      Treasurer         of Thornburg Limited Term
                                      Since 1989        Municipal Fund, Inc.
                                      (6)

George T.Strickland,Vice President    Vice              Vice President and Managing          N/A           N/A
40                                    President         Director of Thornburg Investment
                                      Since 1999        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

William V. Fries,   Vice President    Vice              Managing Director of                 N/A           N/A
63                                    President         Thornburg Investment
                                      Since 1995        Management, Inc.
                                      (6)


Leigh Moiola,       Vice President    Vice              Vice President and Managing          N/A           N/A
36                                    President         Director of Thornburg Investment
                                      Since 2001        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Kenneth Ziesenheim, Vice President    Vice              Managing Director of Thornburg       N/A           N/A
48                                    President         Investment Management, Inc.;
                                      Since 1995        President of Thornburg Securities
                                      (6)               Corporation; Vice President
                                                        of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Alexander Motola,   Vice President    Vice              Managing Director of Thornburg       N/A           N/A
33                                    President         Investment Management, Inc.
                                      Since 2001        since 2000; Vice President of
                                      (6)               Thornburg Limited Term
                                                        Municipal Fund, Inc. since 2001;
                                                        Portfolio Manager, Insight Capital
                                                        Research & Management, Inc.,
                                                        Walnut Creek, California
                                                        1995-2000.
Dale Van Scoyk,    Vice President     Vice              Account Manager for Thornburg        N/A           N/A
57                                    President         Investment Management, Inc.
                                      Since 1998        since 1997, and Vice President
                                      (6)               and Managing Director since
                                                        1999; Vice President of Thornburg
                                                        Limited Term Municipal Fund,
                                                        Inc. since 1999; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Wendy Trevisani,  Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
33                                   President          Management, Inc. since 1999 and
                                     Since 1999         Vice President since 2000; Vice
                                     (6)                President of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        1999-2002; Sales Representative,
                                                        Salomon Smith Barney 1996-1999.

Joshua Gonze,     Vice President     Vice               Associate (and since 1999 a          N/A           N/A
41                                   President          Vice President of Thornburg
                                     Since 2001         Investment Management, Inc.);
                                     (6)                Vice President of Thornburg
                                                        Limited Term Municipal Fund, Inc.
                                                        Since 2001; Associate Director,
                                                        Corporate Credit Ratings, Standard
                                                        & Poor's Corporation 1994-1996.

Brad Kinkelaar,   Vice President     Vice               Assistant Portfolio Manager of       N/A           N/A
36                                   President          Thornburg Investment Management,
                                     Since 2001         Inc. since 1999; Vice President
                                     (6)                of Thornburg Limited Term
                                                        Municipal Fund, Inc. 2001-2002;
                                                        Equity Investment Analyst,
                                                        State Farm Insurance Companies
                                                        1996-1999.

Kerry Lee,        Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
35                                   President          Management, Inc.; Vice President
                                     Since 1999         of Thornburg Limited Term
                                     (6)                Municipal Fund, Inc. 1999-2002
                                                        and Assistant Vice President
                                                        1998-1999.

(1) Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2) The Fund is one of ten separate investment "funds" or "portfolios" of
    Thornburg Investment Trust (the "Trust"), organized as a Massachusetts business trust. The Trust currently has nine active funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of
    Thornburg Limited Term Municipal Fund, Inc. Thornburg Investment Management,
    Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3) Mr. Thornburg is considered an "interested" Trustee under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of
    Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of
    Thornburg Securities Corporation, the distributor of shares for the Trust.
(4) Each Trustee serves in office until the election and qualification of a successor.
(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7) Assistant vice presidents, assistant
    secretaries and assistant treasurers are not shown.
    The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling 1-800-847-0200


Thornburg limited term municipal fund
CALIFORNIA portfolio - a shares

Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal California Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal California Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $100,000 investment 12/31/92 through 12/31/02 (after sales charges and fund expenses)

Lipper California Tax-exempt
Money Market Index

$27,920

Thornburg Limited Term Municipal Fund -
California Portfolio
(after capital gains taxes)

$57,893

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for Class A and Class C shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.78 per share and the ending NAV at $13.16 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above.
Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal California Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal California Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTCAX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal California Fund also declares dividends daily and pays them monthly.
Note 5: An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Thornburg limited term municipal fund
CALIFORNIA portfolio - I shares

Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal California Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal California Fund took more risk than money market fund investors to earn their higher returns.

Return from a $100,000 investment 12/31/92* through 12/31/02 (after sales charges and fund expenses)

Lipper California Tax-exempt
Money Market Index

$27,920

Thornburg Limited Term Municipal Fund -
California Portfolio
(after capital gains taxes)

$66,010

The chart above is for the Fund's Class I Shares only. Class A and Class C Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, and since inception for Class I shares of the Fund.

*Prior to 4/1/97 the illustration includes actual returns of the Class A Shares adjusted for the lower Institutional expenses. Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class I Shares of Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning NAV price at $12.59 per share and the ending NAV at $13.17 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal California Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal California Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I Shares of LTCIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal California Fund also declares dividends daily and pays them monthly.
Note 5: An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Additions and Corrections to Semi-Annual Report to Shareholders of Thornburg Limited Term Municipal Fund - California Portfolio
December 31, 2002

Since our mailing of the Semi-Annual Report to Shareholders, we noted some additions and corrections to the Report, which are described below.

1. On page 10, the footnote respecting the ratio of expenses to average net assets after expense reductions and net of custody credits (which is identified by an asterisk) is corrected to state ".99%".

2. On pages 19 to 22, the Report included an incorrect listing of directors and officers. The Directors, Advisory Director and principal officers of Thornburg Limited Term Municipal Fund, Inc. are listed below:

                  Board of Directors
                  Garrett Thornburg*        Chairman of the Board
                  Eliot R. Cutler           Director
                  David D. Chase            Director
                  James E. Monaghan, Jr.    Director
                  A.G. Newmyer, III         Director

                  * Mr. Thornburg is an "interested director" under the
                    Investment Company Act of 1940.

                  Advisory Director
                  Richard M. Curry          Advisory Director

                  Officers of the Fund
                  --------------------
                  Brian J. McMahon          President
                  Dawn B. Fischer           Secretary
                  Garrett Thornburg         Treasurer
                  Steven J. Bohlin          Vice President
                  George T. Strickland      Vice President
                  Leigh Moiola              Vice President
                  Kenneth Ziesenheim        Vice President
                  Alexander Motola          Vice President
                  Dale Van Scoyk            Vice President
                  Joshua Gonze              Vice President
                  Christopher Ihlefeld      Vice President
                  Kerry Lee                 Vice President

         The Fund's Statement of Additional Information includes additional information about the Directors and officers is available, without charge and upon request by calling 1-800-847-0200.